Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2021
Entity File Number	001-06024
Entity Registrant Name	WOLVERINE WORLD WIDE, INC.
Entity Central Index Key	0000110471
Entity Tax Identification Number	38-1185150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9341 Courtland Drive N.E.
Entity Address, City or Town	Rockford
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49351
City Area Code	616
Local Phone Number	866-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 Par Value
Trading Symbol	WWW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false